COMMITMENTS AND CONTINGENCIES	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The Sponsor, and our officers and directors prior to or on the effective date of the Initial Public Offering, at any time and from time to time on or after the date that we consummate a business combination, the holders of a majority-in-interest of (i) 1,725,000 insider shares, (ii) 203,100 private shares, (iii) 203,100 ordinary shares underlying the private warrants included in the private units, (iv) any securities issuable upon conversion of working capital loans from our sponsor, officers, directors or their affiliates, if any, (v) any warrants, rights, shares of our company issued as a dividend or other distribution with respect to or in exchange for or in replacement of the aforementioned securities, and (vi) any other equity security held by our initial shareholders as of the date of the registration rights agreement (including shares issued or issuable upon the exercise of such equity security) are entitled to make up to two demands that the Company register the resale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our consummation of a business combination.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 900,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On October 28, 2025, the over-allotment option was exercised in full.

The Underwriters were entitled to a cash underwriting discount of: (i) two percent (2.00%) of the gross proceeds of the Initial Public Offering, $1,380,000 as the underwriters’ over-allotment was exercised in full. The underwriters have reimbursed the Company one percent (1.00%) of the gross proceeds of the Initial Public Offering for the Company’s offering expenses, which was deducted from the cash underwriting commission. In addition, the underwriters are entitled to a deferred fee of one percent (1.0%) of the gross proceeds of the Initial Public Offering, or $690,000 as the underwriters’ over-allotment was exercised in full upon closing of the Business Combination (or an amount equal to 5.0% of the balance remaining in the trust account, without accrued interest, adjusted only to account for payment of redemptions and prior to any other disbursements therefrom, upon the consummation of an initial business combination, whichever amount is greater). The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. At the Closing, D. Boral has reimbursed the Company one percent (1.00%) of the gross proceeds of the offering for the Company’s offering expenses.

Administrative Services Arrangement

The Company has committed to paying our Sponsor $10,000 per month for administrative services as discussed in Note 5 commencing from October 23, 2025, through the earlier of the Company’s consummation of a Business Combination and its liquidation.

Right of First Refusal

For a period beginning on the closing of the Initial Public Offering and ending 12 months from the closing of a Business Combination, the Company has granted D. Boral Capital LLC and ARC Group Securities LLC, a right of first refusal to serve as exclusive investment banker, exclusive book-runner, and/or exclusive placement agent on terms to be negotiated and consistent with the other terms offered to us for similar offerings for each and every future public and private equity and debt offering, including all equity linked financings, forward purchase agreements or similar type of equity line financing of the Company, or any successor to or any current or future subsidiary of the Company, within twelve months after the consummation of a business combination provided, however, that in accordance with FINRA Rule 5110(g)(6)(A), such “right of first refusal” shall not have a duration of more than three years from the commencement of sales of the Initial Public Offering. This “right of first refusal” is considered to be an item of value in connection with the Initial Public Offering pursuant to FINRA Rule 5110 and has a deemed compensation value of one percent of the proceeds of the Initial Public Offering.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The sponsor, and our officers and directors prior to or on the effective date of the Initial Public Offering, at any time and from time to time on or after the date that we consummate a business combination, the holders of a majority-in-interest of (i) 1,500,000 insider shares (or 1,725,000 insider shares if the overallotment is exercised in full), (ii) 194,100 private shares (or 203,100 private shares if the overallotment is exercised in full), (iii) 194,100 ordinary shares (or 203,100 ordinary shares if the overallotment is exercised in full) underlying the private warrants included in the private units, (iv) any securities issuable upon conversion of working capital loans from our sponsor, officers, directors or their affiliates, if any, (v) any warrants, rights, shares of our company issued as a dividend or other distribution with respect to or in exchange for or in replacement of the aforementioned securities, and (vi) any other equity security held by our initial shareholders as of the date of the registration rights agreement (including shares issued or issuable upon the exercise of such equity security) are entitled to make up to two demands that the Company register the resale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our consummation of a business combination.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 900,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On October 28, 2025, the over-allotment options were exercised in full.

The Underwriters were entitled to a cash underwriting discount of: (i) two percent (2.00%) of the gross proceeds of the Initial Public Offering, $1,380,000 as the underwriters’ over-allotment was exercised in full. The underwriters have reimbursed the Company one percent (1.00%) of the gross proceeds of the Initial Public Offering for the Company’s offering expenses, which was deducted from the cash underwriting commission. In addition, the underwriters are entitled to a deferred fee of one percent (1.0%) of the gross proceeds of the Initial Public Offering, or $690,000 as the underwriters’ over-allotment was exercised in full upon closing of the Business Combination (or an amount equal to 5.0% of the balance remaining in the trust account, without accrued interest, adjusted only to account for payment of redemptions and prior to any other disbursements therefrom, upon the consummation of an initial business combination, whichever amount is greater). The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. At the Closing, D. Boral has reimbursed the Company one percent (1.00%) of the gross proceeds of the Offering for the Company’s offering expenses.

Administrative Services Arrangement

The Company has committed to pay to our Sponsor $10,000 per month for administrative services as discussed in Note 5 commencing from October 23, 2025, through the earlier of the Company’s consummation of a Business Combination and its liquidation.

Right of First Refusal

For a period beginning on the closing of the Initial Public Offering and ending 12 months from the closing of a Business Combination, the Company has granted D. Boral Capital LLC and ARC Group Securities LLC, a right of first refusal to serve as exclusive investment banker, exclusive book-runner, and/or exclusive placement agent on terms to be negotiated and consistent with the other terms offered to us for similar offerings for each and every future public and private equity and debt offering, including all equity linked financings, forward purchase agreements or similar type of equity line financing of the Company, or any successor to or any current or future subsidiary of the Company, within twelve months after the consummation of a business combination provided, however, that in accordance with FINRA Rule 5110(g)(6)(A), such “right of first refusal” shall not have a duration of more than three years from the commencement of sales of the Initial Public Offering. This “right of first refusal” is considered to be an item of value in connection with the Initial Public Offering pursuant to FINRA Rule 5110 and has a deemed compensation value of one percent of the proceeds of the Initial Public Offering.

CADV Ventures S.A [Member]
COMMITMENTS AND CONTINGENCIES				9. Commitments and Contingencies As of December 31, 2025 and 2024, the Company has no operating lease commitment for more than 1 year.
Kukugan Invest [Member]
COMMITMENTS AND CONTINGENCIES

4. COMMITMENTS AND CONTINGENCIES

The Company did not have any contractual commitment as of December 31, 2025. The Company, in conjunction with its legal counsel, assesses the need to record a liability for litigation or loss contingencies. A liability is recorded when and if it is determined that such a liability for litigation or loss contingencies is both probable and estimable.

The Company is not currently a party to any legal proceedings, which would, individually or in the aggregate, have a material adverse effect on its results of operations, cash flows, or financial position.

9. Commitments and Contingencies

As of June 30, 2026 and December 31, 2025, the Company has no operating lease commitment for more than 1 year.

The Company has not entered into any off-balance sheet financial guarantees or other off-balance sheet commitments to guarantee the payment obligations of any third parties. The Company have not entered into any derivative contracts that are indexed to our shares and classified as shareholder’s equity or that are not reflected in our unaudited consolidated financial statements. As of December 31, 2025 (Predecessor) and June 30, 2026 (Successor), the Company had neither significant financial nor capital commitment and there were no pending or threatened claims and litigation.